Fair Value Measurements - Summary of Fair Value Hierarchy of Plan's Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 107,100,843	$ 101,048,400
Level 1
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	102,206,534	96,082,261
Level 2
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Level 3
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Investment Measured at Net Asset Value
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	4,894,309	4,966,139
Mutual Funds
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	97,002,628	87,568,889
Mutual Funds | Level 1
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	97,002,628	87,568,889
Mutual Funds | Level 2
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Mutual Funds | Level 3
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Common Stock of Plan Sponsor
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	5,203,906	8,513,372
Common Stock of Plan Sponsor | Level 1
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	5,203,906	8,513,372
Common Stock of Plan Sponsor | Level 2
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Common Stock of Plan Sponsor | Level 3
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	102,206,534	96,082,261
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor | Level 1
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	102,206,534	96,082,261
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor | Level 2
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	0	0
Employee Benefit Plans Mutual Funds and Common Stock of Plan Sponsor | Level 3
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 0	$ 0